Capitalized interest (Tables)	12 Months Ended
Dec. 31, 2022
Capitalized interest
Summary of capitalized interest activity

	2022	2021
Capitalized interest at January 1:	$1,190,318	$812,874
Interest cost capitalized	5,515,372	3,400,879
Interest cost expensed	(5,455,230)	(3,023,435)
Capitalized interest at December 31:	$1,250,460	$1,190,318